Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net deferred tax assets - opening balance	€ (181)	€ 238	€ 735
Change in income statement	(212)	(396)	(354)
Change in other comprehensive income	(98)	(9)	(29)
Change in retained earnings	5		(35)
Change in the scope of consolidation	(1)	(2)	(76)
Translation adjustment	(5)	(10)	0
Reclassifications and other items	(1)	(2)	(3)
Net deferred tax assets - closing balance	€ (493)	€ (181)	€ 238